Long-Term Investments - Summary of Equity and Cost Method Investments (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
		Feb. 13, 2015 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)		Dec. 31, 2018 CNY (¥)		Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Sep. 12, 2018 CNY (¥)	Aug. 02, 2018	Jan. 17, 2018	Jun. 08, 2016	Aug. 18, 2015 CNY (¥)	Jan. 09, 2015
Investment Line Items [Line Items]
Share of income (loss) on equity method investments			$ (3,354)	¥ (23,350)		¥ 48,660		¥ 39,729
Jingwei Chuangteng (Hangzhou) L.P. [Member]
Investment Line Items [Line Items]
Equity method investments	[1]			¥ 73,418		¥ 64,441
Percentage of ownership				2.40%		2.40%									4.90%
Share of income (loss) on equity method investments				¥ 8,977		¥ 16,168		11,677
Payment of equity method investment								¥ 30,000
Beijing Autobot Venture Capital L.P. [Member]
Investment Line Items [Line Items]
Equity method investments		¥ 30,000		21,873	[2]	¥ 57,392	[2]
Equity method investments, further financing		¥ 10,000
Percentage of ownership		31.90%				26.70%		26.70%
Share of income (loss) on equity method investments				(35,520)		¥ 2,230		¥ (8,392)
Payment of equity method investment									¥ 40,000
Hangzhou Aqua Ventures Investment Management L.P. [Member]
Investment Line Items [Line Items]
Equity method investments				106,704	[3]	105,289	[3]							¥ 50,000
Percentage of ownership														42.70%
Share of income (loss) on equity method investments				1,415		20,797		20,709
Chengdu Tianfu Qianshi Equity Lp Investment [Member]
Investment Line Items [Line Items]
Equity method investments				27,465	[4]	20,586	[4]			¥ 30,000
Payments to acquire available-for-sale securities, equity				21,000
Percentage of ownership										5.10%
Share of income (loss) on equity method investments				(2,121)		8,586		0
Hunan Qindao Cultural Spread Ltd. [Member]
Investment Line Items [Line Items]
Percentage of shares acquired recorded as available for sale debt security													16.00%
Payments to acquire available-for-sale securities, equity								¥ 30,000
Hangzhou Faceunity Technology Limited [Member]
Investment Line Items [Line Items]
Percentage of shares acquired recorded as available for sale debt security												10.00%
Share purchase agreement, consideration paid						¥ 70,000
Haining Yijiayi Culture Co Ltd [Member]
Investment Line Items [Line Items]
Business acquisition, equity interests acquired											5.00%
Payment of equity method investment				¥ 25,000

[1]	On January 9, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Jingwei Chuangteng (Hangzhou) L.P. (“Jingwei”). According to the partnership agreement, the Group committed to subscribe 4.9% partnership interest in Jingwei for RMB30,000, which had been paid as of December 31, 2017. Due to Jingwei’s further rounds of financing, the Group’s partnership interest was diluted to 2.4% as of December 31, 2018 and 2019. The Group recognized its share of partnership profit in Jingwei of RMB11,677, RMB16,168 and RMB8,977 during the year ended December 31, 2017, 2018 and 2019, respectively.
[2]	On February 13, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Beijing Autobot Venture Capital L.P. (“Autobot”). According to the partnership agreement, the Group committed to subscribe 31.9% partnership interest in Autobot for RMB30,000. Autobot had further rounds of financing, of which the Group subscribed for RMB10,000. Due to Autobot’s further round of financing, the Group’s partnership interest was diluted to 26.7% as of December 31, 2017 and 2018. The committed subscription and further round of financing subscription amount, RMB40,000, was paid as of December 31, 2016. The Group recognized its share of partnership profit in Autobot of RMB8,392 and RMB2,230 during the years ended December 31, 2017 and 2018, respectively. The Group recognized its share of partnership loss in Autobot of RMB35,520 during the year ended December 31, 2019.
[3]	On August 18, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Hangzhou Aqua Ventures Investment Management L.P. (“Aqua”). According to the partnership agreement, the Group committed to subscribe 42.7% partnership interest for RMB50,000. The committed subscription amount had been fully paid as of December 31, 2016. The Group recognized its share of partnership profit in Aqua of RMB20,709, RMB20,797 and RMB1,415 during the years ended December 31, 2017, 2018 and 2019, respectively.
[4]	On September 12, 2018, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Chengdu Tianfu Qianshi Equity Investment Partnership L.P. (“Tianfu”). According to the partnership agreement, the Group committed to subscribe 5.1% partnership interest for RMB30,000, of which RMB21,000 had been paid as of December 31, 2019. The Group recognized its share of partnership profit in Tianfu of RMB nil and RMB8,586 during the years ended December 31, 2017 and 2018, respectively. The Group recognized its share of partnership loss in Tianfu of RMB2,121 during the year ended December 31, 2019.